COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Non-cancelable Operating Leases

The Group leases offices and classroom facilities under operating leases. Future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2018:

	RMB	US$
2019	186,028	27,057
2020	172,712	25,120
2021	141,172	20,533
2022	121,860	17,724
2023 and thereafter	179,503	26,108

	801,275	116,542

Schedule of Future Minimum Capital Commitments Under Non-Cancellable Construction Contracts

As of December 31, 2018, future minimum capital commitments under non-cancelable contracts were as follows:

	RMB	US$
Construction of leasehold improvements	17,260	2,510
Software development	4,561	663
	21,821	3,173